Supplement to the

Fidelity® Select Portfolios®

Air Transportation Portfolio (FSAIX), Automotive Portfolio (FSAVX), Banking Portfolio (FSRBX), Biotechnology Portfolio (FBIOX), Brokerage and Investment Management Portfolio (FSLBX), Chemicals Portfolio (FSCHX), Communications Equipment Portfolio (FSDCX), Computers Portfolio (FDCPX), Construction and Housing Portfolio (FSHOX), Consumer Discretionary Portfolio (FSCPX), Consumer Finance Portfolio (FSVLX), Consumer Staples Portfolio (FDFAX), Defense and Aerospace Portfolio (FSDAX), Electronics Portfolio (FSELX), Energy Portfolio (FSENX), Energy Service Portfolio (FSESX), Environmental and Alternative Energy Portfolio (FSLEX), Financial Services Portfolio (FIDSX), Gold Portfolio (FSAGX), Health Care Portfolio (FSPHX), Industrial Equipment Portfolio (FSCGX), Industrials Portfolio (FCYIX), Insurance Portfolio (FSPCX), IT Services Portfolio (FBSOX), Leisure Portfolio (FDLSX), Materials Portfolio (FSDPX), Medical Delivery Portfolio (FSHCX), Medical Equipment and Systems Portfolio (FSMEX), Multimedia Portfolio (FBMPX), Natural Gas Portfolio (FSNGX), Natural Resources Portfolio (FNARX), Pharmaceuticals Portfolio (FPHAX), Retailing Portfolio (FSRPX), Software and Computer Services Portfolio (FSCSX), Technology Portfolio (FSPTX), Telecommunications Portfolio (FSTCX), Transportation Portfolio (FSRFX), Utilities Portfolio (FSUTX), and Wireless Portfolio (FWRLX)

Consumer Staples Portfolio is a Class of shares of Consumer Staples Portfolio; Gold Portfolio is a Class of shares of Gold Portfolio; Materials Portfolio is a Class of shares of Materials Portfolio; and Telecommunications Portfolio is a Class of shares of Telecommunications Portfolio

Funds of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2012

Sean Gavin no longer serves as co-manager of Select Air Transportation Portfolio. All references to Sean Gavin in the "Management Contracts" section beginning on page 62 are no longer applicable.

Vincent Montemaggiore no longer serves as co-manager of Select Banking Portfolio. All references to Vincent Montemaggiore in the "Management Contracts" section beginning on page 62 are no longer applicable.

Charlie Chai no longer serves as co-manager of Select Communications Equipment Portfolio. All references to Charlie Chai in the "Management Contracts" section beginning on page 62 are no longer applicable.

Daniel Kelley no longer serves as co-manager of Select Construction and Housing Portfolio. All references to Daniel Kelley in the "Management Contracts" section beginning on page 62 are no longer applicable.

John Sheehy no longer serves as co-manager of Select Defense and Aerospace Portfolio. All references to John Sheehy in the "Management Contracts" section beginning on page 62 are no longer applicable.

Sean Gavin no longer serves as co-manager of Select Transportation Portfolio. All references to Sean Gavin in the "Management Contracts" section beginning on page 62 are no longer applicable.

Gordon Scott has replaced John Harris as the portfolio manager of Consumer Discretionary Portfolio. All references to John Harris are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 62.

The following table provides information relating to other accounts managed by Mr. Scott as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	5	none	none
Assets Managed (in millions)	$ 1,956	none	$ 1
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 680	none	none

* Includes Consumer Discretionary Portfolio ($303 (in millions) assets managed).

SELB-12-10  October 23, 2012
1.475630.166
Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of May 31, 2012
Gordon Scott	Consumer Discretionary Portfolio	$100,001 - $500,000

Shilpa Mehra serves as co-manager of Consumer Finance Portfolio. The following information supplements information found in the "Management Contracts"section beginning on page 62.

The following table provides information relating to other accounts managed by Ms. Mehra as of April 30, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 198	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Consumer Finance Portfolio ($198 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of April 30, 2012
Shilpa Mehra	Consumer Finance Portfolio	none

Borys Kuroschepov serves as co-manager of Industrial Equipment Portfolio.

The following information supplements similar information found in the "Management Contracts" section beginning on page 62.

The following table provides information relating to other accounts managed by Mr. Kuroschepov as of August 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 353	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Industrial Equipment Portfolio ($297 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of August 31, 2012
Borys Kuroschepov	Industrial Equipment Portfolio	none

Steven Bullock has replaced Andrew Hatem as the portfolio manager of Medical Delivery Portfolio. All references to Andrew Hatem are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 62.

The following table provides information relating to other accounts managed by Mr. Bullock as of July 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,060	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Medical Delivery Portfolio ($779 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of July 31, 2012
Steven Bullock	Medical Delivery Portfolio	none

Supplement to the
Fidelity® Select Portfolios®
Consumer Discretionary Sector
April 28, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Holger Boerner (portfolio manager) has managed the fund since January 2012.

The following information replaces the biographical information for Holger Boerner and Daniel Kelley found in the "Fund Management" section on page 30.

Holger Boerner is portfolio manager of Construction and Housing Portfolio, which he has managed since January 2012. Since joining Fidelity Investments in 2006, Mr. Boerner has worked as a research analyst and portfolio manager.

SELCON-12-02  October 23, 2012
1.913699.103

Supplement to the
Fidelity® Select Portfolios®
Information Technology Sector
April 28, 2012
Prospectus

The following information replaces the information for Communications Equipment Portfolio found in the "Fund Summary" section under the heading "Investment Advisers" on page 4.

Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

The following information replaces the information for Communications Equipment Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Ali Khan (portfolio manager) has managed the fund since January 2012.

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Management" on page 30.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Communications Equipment Portfolio, Computers Portfolio, Electronics Portfolio, IT Services Portfolio, and Software and Computer Services Portfolio. FMRC may provide investment advisory services for Technology Portfolio.

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Management" on page 30.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2011, FMR H.K. had approximately $7.1 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Technology Portfolio. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Communications Equipment Portfolio, Computers Portfolio, Electronics Portfolio, IT Services Portfolio, and Software and Computer Services Portfolio. FMR H.K. is an affiliate of FMR.

The following information replaces the biographical information for Charlie Chai and Ali Khan found in the "Fund Services" section under the heading "Fund Management" on page 30.

Charlie Chai is portfolio manager of Technology Portfolio, which he has managed since January 2007. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

Ali Khan is portfolio manager of Communications Equipment Portfolio, which he has managed since January 2012. He also manages other funds. Mr. Khan joined Fidelity Investments in 2008 as an equity research associate after receiving a bachelor of arts degree in economics and political science from Amherst College.

SELTEC-12-02  October 23, 2012
1.918659.102